Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	211,036	208,340	204,967
Value of collateral	180,271	174,995
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	208,198	205,729
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,838	2,611
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,663	1,522
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	155	76
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	193	211
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	827	802
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,238	3,285
Value of collateral	2,851	2,899
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,296	3,565
Value of collateral	4,640	2,577
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33,276	28,614
Value of collateral	24,500	18,358
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115,582	117,863
Value of collateral	105,456	107,275
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45,340	48,765
Value of collateral	38,712	40,170
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,391	4,431
Value of collateral	3,247	2,835
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	608	446
Value of collateral	161	170
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	43
Value of collateral	3	43
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20	55
Value of collateral	10	4
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,282	1,273
Value of collateral	691	664
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96,583	98,845	97,053
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	94,784	97,279
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,799	1,566
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,041	834
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	75	26
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138	172
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	545	534
Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,703	2,828
Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,692	2,794
Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,724	16,295
Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38,990	40,108
Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,356	31,518
Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,611	3,909
Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	559	432
Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	34
Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20	54
Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	928	873
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,790	23,789
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,548	23,634
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	242	155
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	155	106
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4	2
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	2
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	81	45
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	273	258
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	742	367
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,442	2,039
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,199	13,397
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,701	7,519
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	349	159
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	81	50
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	49,206	48,549
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,218	47,406
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	988	1,143
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	452	640
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	56	22
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	135	136
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	345	345
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	188	214
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	639	307
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,737	1,442
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,486	21,079
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,652	21,319
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,434	3,268
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	318	203
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20	40
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	732	676
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,262	25,162
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,694	24,929
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	568	233
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	433	53
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15	2
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	34
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	119	144
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,206	2,288
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,062	2,086
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9,382	12,490
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,877	5,168
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,879	2,555
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	740	381
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	0
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	33
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	14
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115	147
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,325	1,345
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,324	1,310
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	35
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	35
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36	68
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	249	34
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	163	324
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	428	464
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	124	125
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88	101
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	237	229
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	114,453	109,495	107,914
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	113,414	108,450
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,039	1,045
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	622	688
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	80	50
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55	39
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	282	268
Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	535	457
Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,604	771
Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18,552	12,319
Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	76,592	77,755
Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,984	17,247
Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	780	522
Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	49	14
Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	9
Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	354	400
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	79,844	78,328
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	79,538	78,023
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	306	305
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	135	154
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11	14
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	10
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	154	127
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	298	378
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,111	708
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15,630	11,277
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,606	51,295
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,281	14,088
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	721	413
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	42	8
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	8
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	152	153
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,206	27,248
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	29,947	26,919
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	259	329
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	119	220
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41	3
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	3
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96	103
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	237	79
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	443	57
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,689	944
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,653	23,289
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,043	2,686
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38	91
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7	6
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96	95
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,403	3,919
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,929	3,508
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	474	411
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	368	314
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28	33
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	46	26
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32	38
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	6
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	233	98
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,333	3,171
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	660	473
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21	18
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106	152